Schedule One - Additional Information (Detail) (Parent Company, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Dividends received from subsidiaries	$ 43,183
WuXi AppTec Co., Ltd.
Condensed Financial Statements, Captions [Line Items]
Dividends received from subsidiaries	25,300
WuXi AppTec (Shanghai) Co., Ltd.
Condensed Financial Statements, Captions [Line Items]
Dividends received from subsidiaries	$ 17,900